SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2013
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payments for interest and taxes during fiscal years 2013, 2012, and 2011, were as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Interest	$141	$159	$151
Taxes	907	688	385

During fiscal years 2013, 2012 and 2011, the company recorded the following noncash investing and financing transactions:

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In fourth quarter 2013, 2012 and 2011, the board of directors declared a dividend payable in first quarter 2014, 2013 and 2012, respectively. As of Aug. 31, 2013, 2012 and 2011, a dividend payable of $228 million, $200 million and $161 million, respectively, was recorded.

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During fiscal years 2013, 2012 and 2011, the company recognized noncash transactions related to stock-based compensation and acquisitions. See Note 21 — Stock-Based Compensation Plans — for further discussion of stock-based compensation and Note 4 — Business Combinations — for acquisition activity.

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During fiscal year 2011, the company recognized noncash transactions related to a paid-up license agreement for weed control and herbicide combination use. An intangible asset of $81 million was recorded on the Statement of Consolidated Financial Position. A deferred payment of $40 million was made in December 2011.